Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 1,271	$ 285
Short-term investments		3	0
Accounts receivable
Customers and agents, less allowances of $62 and $70, respectively		915	919
Roaming		13	27
Affiliated		0	1
Other, less allowances of $1 and $1, respectively		70	63
Inventory, net		146	162
Prepaid expenses		51	50
Income taxes receivable		125	46
Other current assets		29	20
Total current assets		2,623	1,573
Assets held for sale		2	0
Licenses		2,629	2,471
Investments in unconsolidated entities		435	447
Property, plant and equipment
In service and under construction		8,785	8,293
Less: Accumulated depreciation and amortization		6,319	6,086
Property, plant and equipment, net		2,466	2,207
Operating lease right-of-use assets		924	900
Other assets and deferred charges		602	566
Total assets	[1]	9,681	8,164
Current liabilities
Current portion of long-term debt		2	8
Accounts payable
Affiliated		10	8
Trade		377	296
Customer deposits and deferred revenues		151	148
Accrued taxes		48	30
Accrued compensation		82	76
Short-term operating lease liabilities		116	105
Other current liabilities		85	79
Total current liabilities		871	750
Liabilities held for sale		1	0
Deferred liabilities and credits
Deferred income tax liability, net		633	507
Long-term operating lease liabilities		875	865
Other deferred liabilities and credits		376	319
Long-term debt, net		2,489	1,502
Commitments and contingencies
Noncontrolling interests with redemption features		10	11
UScellular shareholders’ equity
Series A Common and Common Shares Authorized 190 shares (50 Series A Common and 140 Common Shares) Issued 88 shares (33 Series A Common and 55 Common Shares) Outstanding 86 shares (33 Series A Common and 53 Common Shares) Par Value ($1.00 per share) ($33 Series A Common and $55 Common Shares)		88	88
Additional paid-in capital		1,651	1,629
Treasury shares, at cost, 2 Common Shares		(67)	(70)
Retained earnings		2,739	2,550
Total UScellular shareholders' equity		4,411	4,197
Noncontrolling interests		15	13
Total equity		4,426	4,210
Total liabilities and equity	[1]	$ 9,681	$ 8,164

[1]	The consolidated total assets as of December 31, 2020 and 2019, include assets held by consolidated variable interest entities (VIEs) of $1,060 million and $930 million, respectively, which are not available to be used to settle the obligations of UScellular. The consolidated total liabilities as of December 31, 2020 and 2019, include certain liabilities of consolidated VIEs of $20 million and $22 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of UScellular. See Note 14 — Variable Interest Entities for additional information.